Mar. 24, 2022
(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) | (John Hancock Seaport Long/Short Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Not Sold
(John Hancock Seaport Long/Short Fund - Class NAV) | (John Hancock Seaport Long/Short Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: